Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000273896
Shareholder Report [Line Items]
Fund Name	Easterly Snow All Cap Value Fund
Class Name	Class A
Trading Symbol	SNVAX
Annual or Semi-Annual Statement [Text Block]	July 1, 2025 to June 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.42%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.42%
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index
June 26, 2026	$9,424	$10,000	$10,000	$10,000
June 27, 2026	$9,424	$10,000	$10,000	$10,000
June 28, 2026	$9,424	$10,000	$10,000	$10,000
June 29, 2026	$9,388	$10,119	$10,006	$10,000
June 30, 2026	$9,355	$10,199	$9,966	$9,987

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund
Without Load	-0.73%
With Load	-6.45%
Bloomberg US 3000 Index	1.99%
Bloomberg US 3000 Value (USD) TR	-0.34%
Russell 3000® Value Index	-0.13%

Performance Inception Date	Jun. 26, 2026
AssetsNet	$ 462,107,294
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,805,765
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$462,107,294
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$4,805,765
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Real Estate	1.8%
Energy	3.1%
Consumer Staples	3.6%
Materials	3.7%
Communications	5.2%
Consumer Discretionary	9.4%
Technology	9.5%
Health Care	15.6%
Financials	17.7%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.1%
Ralliant Corporation	1.9%
Delta Air Lines, Inc.	1.7%
Sensata Technologies Holding PLC	1.7%
ABM Industries, Inc.	1.7%
UnitedHealth Group, Inc.	1.7%
Quest Diagnostics, Inc.	1.6%
General Dynamics Corporation	1.6%
Travelers Companies, Inc. (The)	1.5%
Zimmer Biomet Holdings, Inc.	1.5%

C000273897
Shareholder Report [Line Items]
Fund Name	Easterly Snow All Cap Value Fund
Class Name	Class C
Trading Symbol	SNVCX
Annual or Semi-Annual Statement [Text Block]	July 1, 2025 to June 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.17%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.17%
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index
June 26, 2026	$9,423	$10,000	$10,000	$10,000
June 27, 2026	$9,423	$10,000	$10,000	$10,000
June 28, 2026	$9,423	$10,000	$10,000	$10,000
June 29, 2026	$9,383	$10,119	$10,006	$10,000
June 30, 2026	$9,354	$10,199	$9,966	$9,987

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	-0.73%
Bloomberg US 3000 Index	1.99%
Bloomberg US 3000 Value (USD) TR	-0.34%
Russell 3000® Value Index	-0.13%

Performance Inception Date	Jun. 26, 2026
AssetsNet	$ 462,107,294
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,805,765
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$462,107,294
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$4,805,765
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Real Estate	1.8%
Energy	3.1%
Consumer Staples	3.6%
Materials	3.7%
Communications	5.2%
Consumer Discretionary	9.4%
Technology	9.5%
Health Care	15.6%
Financials	17.7%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.1%
Ralliant Corporation	1.9%
Delta Air Lines, Inc.	1.7%
Sensata Technologies Holding PLC	1.7%
ABM Industries, Inc.	1.7%
UnitedHealth Group, Inc.	1.7%
Quest Diagnostics, Inc.	1.6%
General Dynamics Corporation	1.6%
Travelers Companies, Inc. (The)	1.5%
Zimmer Biomet Holdings, Inc.	1.5%

C000273895
Shareholder Report [Line Items]
Fund Name	Easterly Snow All Cap Value Fund
Class Name	Class I
Trading Symbol	SNVIX
Annual or Semi-Annual Statement [Text Block]	July 1, 2025 to June 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on a Hypothetical $100,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Index	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index
June 26, 2026	$94,261	$100,000	$100,000	$100,000
June 27, 2026	$94,261	$100,000	$100,000	$100,000
June 28, 2026	$94,229	$100,000	$100,000	$100,000
June 29, 2026	$93,908	$101,195	$100,055	$99,996
June 30, 2026	$93,556	$101,991	$99,656	$99,865

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	-0.75%
Bloomberg US 3000 Index	1.99%
Bloomberg US 3000 Value (USD) TR	-0.34%
Russell 3000® Value Index	-0.13%

Performance Inception Date	Jun. 26, 2026
AssetsNet	$ 462,107,294
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,805,765
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$462,107,294
Number of Portfolio Holdings	108
Advisory Fee (net of waivers)	$4,805,765
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Real Estate	1.8%
Energy	3.1%
Consumer Staples	3.6%
Materials	3.7%
Communications	5.2%
Consumer Discretionary	9.4%
Technology	9.5%
Health Care	15.6%
Financials	17.7%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.1%
Ralliant Corporation	1.9%
Delta Air Lines, Inc.	1.7%
Sensata Technologies Holding PLC	1.7%
ABM Industries, Inc.	1.7%
UnitedHealth Group, Inc.	1.7%
Quest Diagnostics, Inc.	1.6%
General Dynamics Corporation	1.6%
Travelers Companies, Inc. (The)	1.5%
Zimmer Biomet Holdings, Inc.	1.5%